RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Share-based compensation	$ 3,265	$ 3,648	$ 11,527
Other compensation and benefits	6,457	6,357	3,988
Total	$ 9,722	$ 10,005	$ 15,515